DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

For the discontinued operations, the patient care revenue, related cost of services, and facility rental expense prior to the commencement of subleasing are classified in the activities below. For a historical listing and description of the Company’s discontinued entities, see Part II, Item 8, Notes to Consolidated Financial Statements, Note 11 - Discontinued Operations included in the Annual Report.
The following table summarizes certain activity of discontinued operations for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
(Amounts in 000’s)	2017	2016
Total revenues	$—	$—
Cost of services	409	520
Interest expense, net	4	8
Net loss	(413)	(528)

DISCONTINUED OPERATIONS
Disposition of Facility Operations
The following table summarizes the disposition of operations by facility for the years ended December 31, 2016 and 2015:

Facility Name	State	Relationship to Property	Type of Disposition	Date of Disposition
2015
College Park	GA	Owned	Lease	4/1/2015
LaGrange	GA	Leased	Sublease	4/1/2015
Sumter Valley	SC	Owned	Lease	4/1/2015
Georgetown	SC	Owned	Lease	4/1/2015
Powder Springs	GA	Leased	Sublease	4/1/2015
Tara	GA	Leased	Sublease	4/1/2015
Heritage Park	AR	Owned	Lease	5/1/2015
Homestead Manor	AR	Owned	Lease	5/1/2015
Stone County SNF	AR	Owned	Lease	5/1/2015
Stone County ALF	AR	Owned	Lease	5/1/2015
Northridge	AR	Owned	Lease	5/1/2015
West Markham	AR	Owned	Lease	5/1/2015
Woodland Hills	AR	Owned	Lease	5/1/2015
Cumberland	AR	Owned	Lease	5/1/2015
Mountain Trace	NC	Owned	Lease	6/1/2015
Glenvue	GA	Owned	Lease	7/1/2015
Bentonville Manor	AR	Owned	Sale	7/1/2015
Hearth & Care of Greenfield	OH	Owned	Lease	8/1/2015
The Pavilion Care Center	OH	Owned	Lease	8/1/2015
Eaglewood ALF	OH	Owned	Lease	8/1/2015
Eaglewood Care Center	OH	Owned	Lease	8/1/2015
Covington Care Center	OH	Leased	Sublease	8/1/2015
Bonterra	GA	Leased	Sublease	9/1/2015
Parkview	GA	Leased	Sublease	9/1/2015
Autumn Breeze	GA	Owned	Lease	9/30/2015
Companions Specialized Care	OK	Owned	Sale	10/30/2015
River Valley	AR	Owned	Lease	11/1/2015
Quail Creek	OK	Owned	Lease	12/31/2015
Northwest	OK	Owned	Lease	12/31/2015
2016
Heritage Park	AR	Owned	Sale	10/6/2016
Homestead Manor	AR	Owned	Sale	10/6/2016
Stone County SNF	AR	Owned	Sale	10/6/2016
Stone County ALF	AR	Owned	Sale	10/6/2016
Northridge	AR	Owned	Sale	10/6/2016
West Markham	AR	Owned	Sale	10/6/2016
Woodland Hills	AR	Owned	Sale	10/6/2016
Cumberland	AR	Owned	Sale	10/6/2016
River Valley	AR	Owned	Sale	10/6/2016

For the discontinued operations, the patient care revenue, related cost of services, and facility rental expense prior to the commencement of leasing are classified in the activities below.

The following table summarizes the activity of discontinued operations for the years ended December 31, 2016 and 2015:

	Year Ending December 31,
(Amounts in 000’s)	2016	2015
Total revenues	$—	$87,920
Cost of services	$12,411	$89,783
Net loss	$(13,428)	$(4,892)
Interest expense, net	$41	$1,510
Income tax expense	$—	$251
Gain on disposal of assets	$—	$1,251

Disposition of Assets
Companions. On April 29, 2015, a wholly-owned subsidiary of the Company entered into an asset purchase agreement with Gracewood Manor, LLC, an Oklahoma limited liability company, to sell Companions for a sale price of $3.5 million. On October 30, 2015, the Company completed the sale of Companions for $3.5 million less customary closing and certain real property apportionments. The Company received $0.4 million net cash from the sale and proceeds were used for working capital purposes. The Company recorded a gain of $0.1 million on the sale.
Bentonville. On May 15, 2015, a wholly-owned subsidiary of the Company entered into an asset purchase agreement with Bozeman Development, LLC, a Texas limited liability company, to sell Bentonville. The transaction closed on July 1, 2015 and the net sales proceeds of $3.4 million were remitted to Bentonville Property Holdings, LLC. The Company recorded a gain of $0.3 million on the sale.

Riverchase. On June 11, 2015, Riverchase entered into an asset purchase agreement, as subsequently amended, with Omega Communities, LLC ("Omega") to sell the Riverchase Village facility, a 105-bed assisted living facility located in Hoover, Alabama. The transaction closed on November 20, 2015 for a purchase price of $6.9 million. The Company recorded a gain of $0.8 million on the sale, net of intercompany receivables (see Note 18 - Related Party Transactions).

Office Buildings. On February 9, 2016, the Company sold an office building in Arkansas for $0.3 million. The office space was unencumbered. On April 25, 2016, the Company completed the sale of an owned office building located in Roswell, Georgia for $0.7 million. Debt obligations on the transaction exceeded proceeds by $0.2 million. On July 28, 2016, the Company completed the sale of one of its unencumbered office buildings located in Roswell, Georgia for $0.2 million.
Arkansas Facilities. On October 6, 2016, the Company completed the sale of the Arkansas Facilities, together with substantially all of the fixtures, equipment, furniture and other assets relating to such facilities, to the Purchaser, pursuant the Purchase Agreement, as subsequently amended. The Arkansas Facilities consist of:

•	River Valley Health and Rehabilitation Center, a 129-bed skilled nursing facility located in Fort Smith, Arkansas;

•	Heritage Park Nursing Center, a 110-bed skilled nursing facility located in Rogers, Arkansas;

•	Homestead Manor Nursing Home, a 104-bed skilled nursing facility located in Stamps, Arkansas;

•	Stone County Nursing and Rehabilitation Center, a 97-bed skilled nursing facility located in Mountain View, Arkansas;

•	Stone County Residential Care Center, a 32-bed assisted living facility located in Mountain View, Arkansas;

•	Northridge Health Care, a 140-bed skilled nursing facility located in North Little Rock, Arkansas;

•	Little Rock Health & Rehabilitation, a 154-bed skilled nursing facility located in Little Rock, Arkansas;

•	Woodland Hills Health & Rehabilitation, a 140-bed skilled nursing facility located in Little Rock, Arkansas; and

•	Cumberland Health & Rehabilitation Center, a 120-bed skilled nursing facility located in Little Rock, Arkansas.

Prior to the closing of the sale of the Arkansas Facilities (the “Closing”), the Skyline Lessors leased the Arkansas Facilities to the Skyline Lessee pursuant to the Skyline Lease. For further information, see Note 7 - Leases.

The Arkansas Facilities contributed approximately $0.9 million income recorded in "Net loss attributable to AdCare Health Systems, Inc. common stockholders" reported in the Consolidated Statement of operations for the period ended December 31, 2016.
The aggregate purchase price paid to the Company for the Arkansas Facilities was $55.0 million, which purchase price consisted of: (i) a non-refundable deposit of $1.8 million; (ii) cash consideration of $50.2 million paid to the Skyline Lessors at the Closing; and (iii) the Skyline Note, from JS Highland Holdings LLC, an affiliate of Skyline (the “Borrower”), in favor of the Company with a principal amount of $3.0 million. The principal amount of the Skyline Note, together with all accrued and unpaid interest, is due and payable on March 31, 2022 (the “Maturity Date”). The Borrower is required to make payments of interest only commencing on October 30, 2016 and on the last day of each month thereafter until the Maturity Date. The Skyline Note provides that simple interest shall accrue on the unpaid balance of the Skyline Note at rate of ten percent (10%) per annum. Such interest rate will increase by two percent (2%) on each anniversary date of the Skyline Note beginning in year three if such note is still outstanding at that time. The Skyline Note is guaranteed by Joseph Schwartz and Roselyn Schwartz (collectively, the “Guarantors”), pursuant to a Guaranty Agreement, dated September 30, 2016 (the “Guaranty”), executed by the Guarantors in favor of the Company. For further information see Note 3 - Liquidity and Profitability.
In connection with the Closing, the Company entered into a Subordination and Standstill Agreement, dated September 26, 2016 (the “Subordination Agreement”), with the PrivateBank, as agent for the lenders specified therein (collectively, the “Lenders”). Pursuant to the Subordination Agreement, the Company agreed to subordinate its claims and rights to receive payment under the Skyline Note or any document which may evidence or secure the indebtedness evidenced by such note, other than the Guaranty (collectively, the “Subordinated Debt”), to the claims and rights of the Lenders to receive payment under certain revolving loans, with an initial aggregate principal amount of $6.0 million, and certain term loans, with an aggregate principal amount of $45.6 million (collectively, the “Loans”), each extended by certain of the Lenders to affiliates of Skyline (collectively, the “Skyline Borrowers”). Pursuant to the Subordination Agreement, the Company may not accept payment of the Subordinated Debt, or take any action to collect such payment, if: (i) the Company has received notice from the Lenders that the Skyline Borrowers have failed to meet a specified financial covenant with respect to the Loans; or (ii) a default has occurred or is continuing with respect to the Loans. Pursuant to the Guaranty, the Guarantors have agreed to pay the outstanding principal amount of the Skyline Note, together with all accrued and unpaid interest: (x) on the date on which the Borrower or an affiliate thereof repays or refinances any of the Loans; (y) on the date on which the Borrower or its affiliates sells any of the Arkansas Facilities which the Borrower or its affiliates purchased with proceeds from the Loans; or (z) upon written notice from the Company to the Guarantors any time on or after the two year anniversary of the Skyline Note.
On October 6, 2016, in conjunction with the sale of the Arkansas Facilities, the Company repaid $2.4 million of debt associated with the College Park Facility.

Assets and Liabilities Held for Sale
Assets and liabilities of the disposal groups held for sale at December 31, 2016 and 2015 are as follows:

	December 31,
Amounts in (000's)	2016	2015
Property and equipment, net *	$—	$1,249
Assets of disposal group held for sale	$—	$1,249

Notes payable *	$—	$958
Liabilities of disposal group held for sale	$—	$958

*Amounts represent office buildings and associated debt sold during 2016.